8. INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax expense
US Federal	$ 0	$ 0
State and local	0	0
Foreign	7,363	7,080
Total current tax expense	7,363	7,080
Deferred tax expense (benefit)
US Federal	0	0
State and local	0	0
Foreign	0	0
Total deferred tax expense (benefit)	0	0
Total tax expense
US federal	0	0
State and local	0	0
Foreign	7,363	7,080
Total	$ 7,363	$ 7,080